Subsequent events - Contractual commitments to purchase scrubbers (Details) - Ballast Water Treatment Systems [Member] - Commitments to purchase scrubbers $ in Thousands	Mar. 30, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Aggregate purchase price	$ 30,391
Less than 1 month [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate purchase price	154
1-3 months [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate purchase price	5,417
3 months to 1 year [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate purchase price	6,936
1 - 5 years [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate purchase price	17,884
Later than five years [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate purchase price	$ 0